UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Akela Capital LLC

Address:  1001 Winstead Drive, Suite 455
          Cary, North Carolina 27513


13F File Number: 28-10861

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Anthony B. Bosco
Title:    Managing Member
Phone:    (919) 678-9006


Signature, Place and Date of Signing:

/s/ Anthony B. Bosco           Cary, North Carolina            May 13, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total: $275,430
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                      Name
28-10862                                  Akela Capital Master Fund, Ltd.


                                                  Akela Capital Master Fund, Ltd.
                                                            Consolidated
                                                             31-Mar-05
                                                                13F



COLUMN 1                           COLUMN  2          COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6  COLUMN 7  COLUMN 8

                                                                   VALUE    SHRS OR   SH/ PUT/   INVSTMT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS      CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETN MGRS   SOLE  SHARED  NONE
--------------                    --------------      -----       --------  -------   --- ----   --------  ----  ----  ------  ----
ADVANCED MICRO DEVICES            DBCV 4.750% 2/0     007903AE7      8,382   8,500,000           Sole            Sole
ATHERGOGENICS                     NOTE 4.500% 9/0     047439AB0      2,245   2,000,000           Sole            Sole
CAPITAL AUTOMOTIVE REIT           NOTE 6.000% 5/1     139733AB5     11,050  10,000,000           Sole            Sole
CELANESE CORP.   DEL              PFD 4.25% CONV      150870202      7,061     254,000           Sole            Sole
COMCAST HOLDINGS CORP             ZONES CV 2% PCS     200300507      8,151     198,800           Sole            Sole
CONSECO INC.                      PFD B CV 5.50%      208464867     13,210     500,000           Sole            Sole
CONTINENTAL AIRLS INC             NOTE 5.000% 6/1     210795PJ3      2,994   3,500,000           Sole            Sole
GENCORP INC                       NOTE 4.000% 1/1     368682AJ9     13,900  10,000,000           Sole            Sole
GENERAL MOTORS CORP               DEB SR CV C 33      370442717     36,558   1,750,000           Sole            Sole
GENERAL MOTORS CORP               DEB SR CONV A       370442733      9,400     500,000           Sole            Sole
GREY GLOBAL CRUUP INC             SDCV 5.000% 10/1    39787MAB4     11,215   9,000,000           Sole            Sole
KELLWOOD CO                       DBCV 3.500% 6/1     488044AF5      3,984   4,500,000           Sole            Sole
KULICKE & SOFFA INDS INC          NOTE 0.500% 11/3    501242AL5      7,107   9,500,000           Sole            Sole
LIBERTY MEDIA CORP NEW            DEB 0.750% 3/3      530718AF2     16,963  15,500,000           Sole            Sole
LIONS GATE ENTMNT CORP            NOTE 2.938% 10/1    535919AF1      4,592   4,000,000           Sole            Sole
MEDTRONIC INC                     DBCV 1.250% 9/1     585055AD8     14,981  15,000,000           Sole            Sole
MESA AIR GROUP INC                NOTE 2.482% 6/1     590479AB7      7,481  20,028,000           Sole            Sole
MESA AIR GROUP INC                NOTE 2.115% 2/1     590479AD3      2,944   7,000,000           Sole            Sole
NCO GROUP INC                     NOTE 4.750% 4/1     628858AB8      4,882   5,000,000           Sole            Sole
NORTEL NETWORKS CORP NEW          NOTE 4.250% 9/0     656568AB8      2,300   2,500,000           Sole            Sole
PRG - SCHULTZ INTERNATIONAL INC   NOTE 4.750% 11/2    69357CAA5      6,741   7,000,000           Sole            Sole
QUANTA SVCS INC                   SDCV 4.500% 10/0    74762EAC6      4,006   4,000,000           Sole            Sole
SIMON PROPERTY GROUP INC          PFD CONV I 6%       828806802     15,633     280,000           Sole            Sole
TYCO INTL GROUP SA                DBCV 2.750% 1/1     902118BF4     59,650  40,000,000           Sole            Sole
                                                                   275,430

03603.0001 #569690